As filed with the Securities and Exchange Commission on August 29, 2007
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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

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                  Investment Company Act file number 811-08043

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                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Address of principal executive offices)

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                               AGENT FOR SERVICE:

                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and Address of Agent for Service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                               Thompson Hine LLP
                               312 Walnut Street
                                  14th Floor
                            Cincinnati, Ohio 45202

          -----------------------------------------------------------

       Registrant's telephone number, including area code: 1-408-526-0707

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Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 - June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, And the Commission will make this information public. A registrant is not Required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of infor-mation under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. PROXY VOTING RECORD


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COMPANY: AKAMAI TECHNOLOGIES, INC.
TICKER: AKAM
CUSIP: 00971T101
MEETING DATE: 5/15/07
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Ronald Graham             For      For      Management
1.2   Elect  Director  F. Thomson Leighton       For      For      Management
1.3   Elect  Director  Paul Sagan                For      For      Management
1.4   Elect  Director  Naomi Seligman            For      For      Management
2     Ratify Pricewaterhousecoopers Auditors.    For      For      Management
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COMPANY: APPLE, INC.
TICKER: AAPL
CUSIP: 037833100
MEETING DATE: 5/10/07
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  William V. Campbell       For      For      Management
1.2   Elect  Director  Millard S. Drexler        For      For      Management
1.3   Elect  Director  Albert A. Gore, Jr.       For      For      Management
1.4   Elect  Director  Steven P. Jobs            For      For      Management
1.5   Elect  Director  Arthur D. Levinson        For      For      Management
1.6   Elect  Director  Eric E. Schmidt           For      For      Management
1.7   Elect  Director  Jerome B. York            For      For      Management
2     To approve amendments to the Apple, Inc.
      2003 Employee Stock Plan.                  For      For      Management
3     To approve amendments to the Apple, Inc.
      Employee Stock Purchase Plan.              For      For      Management
4     To approve amendments to the 1997
      Director Stock Option Plan.                For      For      Management
5     Ratify KPMG LLP as Auditors.               For      For      Management
6     To consider a shareholder proposal
      entitled "Option Dating Policy", if
      properly presented at the meeting.         Against  Abstain  Shareholder
7     To consider a shareholder proposal
      entitled "Pay for Performance Standard",
      if properly presented at the meeting.      Against  Against  Shareholder
8     To consider a shareholder proposal
      entitled "Environmental Report", if
      properly presented at the meeting.         Against  Against  Shareholder
9     To consider a shareholder proposal
      entitled "Equity Retention Policy",
      if properly presented at the meeting.      Against  Against  Shareholder
10    To consider a shareholder proposal
      entitled "Electronic Waste Take Back
      and Recycling", if properly presented
      at the meeting.                            Against  Abstain  Shareholder
11    To consider a shareholder proposal
      entitled "Advisory Vote on Compensation",
      if properly presented at the meeting.      Against  Against  Shareholder
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COMPANY: BROADCOM CORP.
TICKER: BRCM
CUSIP: 111320107
MEETING DATE: 5/2/07
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  George L. Farinsky        For      For      Management
1.2   Elect  Director  Maureen E. Grzelakowski   For      For      Management
1.3   Elect  Director  Nancy H. Handel           For      For      Management
1.4   Elect  Director  John Major                For      For      Management
1.5   Elect  Director  Scott A. McGregor         For      For      Management
1.6   Elect  Director  Alan E. Ross              For      For      Management
1.7   Elect  Director  Henry Samueli, Ph.D.      For      For      Management
1.8   Elect  Director  Robert E. Switz           For      For      Management
1.9   Elect  Director  Werner F. Wolfen          For      For      Management
2     To approve an amendment and restatement
      of Broadcom's 1998 Employee Stock
      Purchase Plan, as previously amended and
      restated, as more fully described in the
      Proxy Statement.                           For      For      Management
3     To approve the Broadcom Corp. Executive
      Officer Performance Bonus Plan under
      which incentive bonuses, qualifying as
      performance-based compensation within the
      meaning of Section 162(M) of the Internal
      Revenue Code of 1986, as amended, may be
      provided to certain executive officers.    For      For      Management
4     To Approve an amendment and restatement
      of Broadcom's 1998 Stock Incentive Plan,
      as previously amended and restated, as
      more fully described in the Proxy
      Statement.                                 For      For      Management
5     Ratify Ernst & Young LLP as Auditors.      For      For      Management
6     To consider a shareholder proposal, if
      properly presented at the Annual Meeting.  Against  Against  Shareholder
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COMPANY: CISCO SYSTEMS, INC.
TICKER: CSCO
CUSIP: 17275R102
MEETING DATE: 11/15/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Carol A. Bartz            For      For      Management
1.2   Elect  Director  M. Michele Burns          For      For      Management
1.3   Elect  Director  Michael D. Capellas       For      For      Management
1.4   Elect  Director  Larry R. Carter           For      For      Management
1.5   Elect  Director  John T. Chambers          For      For      Management
1.6   Elect  Director  Dr. John L. Hennessy      For      For      Management
1.7   Elect  Director  Richard M. Kovacevich     For      For      Management
1.8   Elect  Director  Roderick C. McGeary       For      For      Management
1.9   Elect  Director  Steven M. West            For      For      Management
1.10  Elect  Director  Jerry Yang                For      For      Management
2     Ratify Pricewaterhousecoopers Auditors     For      For      Management
3     Proposal submitted by a shareholder
      urging the Board of Directors to adopt
      a policy that a significant portion of
      future equity compensation grants to
      senior executives shall be shares of
      stock that require the achievement of
      performance goals as a prerequisite
      to vesting, as set forth in the
      accompanying Proxy Statement.              Against  Against  Shareholder
4     Proposal submitted by shareholders
      requesting the Board's Compensation
      Committee initiate a review of Cisco's
      executive compensation policies and
      to make available, upon request, a
      report of that review by January 1,
      2007, as set forth in the accompany-
      ing Proxy Statement.                       Against  Against  Shareholder
5     Proposal submitted by shareholders
      requesting the Board to publish a
      report to shareholders within six
      months providing a summarized listing
      and assessment of concrete steps Cisco
      could reasonably take to reduce the
      likelihood that its business practices
      might enable or encourage the violation
      of human rights, as set forth in the
      accompanying Proxy Statement.              Against  Against  Shareholder
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COMPANY: COGNIZANT TECHNOLOGY SOLUTIONS CORP.
TICKER: CTSH
CUSIP: 192446102
MEETING DATE: 6/7/07
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Lakshmi Narayanan         For      For      Management
1.2   Elect  Director  John E. Klein             For      For      Management
2     To approve the amendment to our
      amended and restated 1999 Incentive
      Compensation Plan.                         For      For      Management
3     Ratify Pricewaterhousecoopers Auditors.    For      For      Management
4     To transact such other business as
      may properly come before the meeting
      or any adjournment or adjournments
      thereof.                                   For      For      Management
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COMPANY: DIVX, INC.
TICKER: DIVX
CUSIP: 2255413106
MEETING DATE: 6/4/07
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  R. Jordan Greenhall       For      For      Management
1.2   Elect  Director  Christopher McGurk        For      For      Management
2     Ratify Ernst & Young LLP as Auditors.      For      For      Management
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COMPANY: EBAY, INC.
TICKER: EBAY
CUSIP: 278642103
MEETING DATE: 6/14/07
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Philippe Bourguignon      For      For      Management
1.2   Elect  Director  Thomas J. Tierney         For      For      Management
1.3   Elect  Director  Margaret C. Whitman       For      For      Management
2     Approval of an amendment to our 1999
      Global Equity Incentive Plan to further
      satisfy the requirements of Section
      162(M) of the Internal Revenue Code.       For      For      Management
3     Approval of an amendment to our 1998
      Employee Stock Purchase Plan to extend
      the term of the Purchase Plan.             For      For      Management
4     Ratify Pricewaterhousecoopers Auditors.    For      For      Management
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COMPANY: E*TRADE FINANCIAL CORP.
TICKER: ETFC
CUSIP: 269246104
MEETING DATE: 5/23/07
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Ronald D. Fisher          For      For      Management
1.2   Elect  Director  George A. Hayter          For      For      Management
1.3   Elect  Director  R. Jarrett Lilien         For      For      Management
2     Ratify Deloitte & Touche LLP as Auditors.  For      For      Management
==============================================================================

COMPANY: F5 NETWORKS, INC.
TICKER: FFIV
CUSIP: 315616102
MEETING DATE: 3/22/07
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Deborah L. Bevier         For      For      Management
1.2   Elect  Director  Alan J. Higginson         For      For      Management
1.3   Elect  Director  John McAdam               For      For      Management
2     Proposal to approve an amendment to
      2005 Equity Incentive Plan.                For      For      Management
3     Ratify Pricewaterhousecoopers Auditors.    For      For      Management
4     Shareholder proposal regarding executive
      compensation.                              Against  Against  Shareholder
==============================================================================

COMPANY: GOOGLE, INC.
TICKER: GOOG
CUSIP: 38259P508
MEETING DATE: 5/10/07
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Eric Schmidt              For      For      Management
1.2   Elect  Director  Sergey Brin               For      For      Management
1.3   Elect  Director  Larry Page                For      For      Management
1.4   Elect  Director  L. John Doerr             For      For      Management
1.5   Elect  Director  John L. Hennessy          For      For      Management
1.6   Elect  Director  Arthur D. Levinson        For      For      Management
1.7   Elect  Director  Ann Mather                For      For      Management
1.8   Elect  Director  Paul S. Otellini          For      For      Management
1.9   Elect  Director  K. Ram Shriram            For      For      Management
1.10  Elect  Director  Shirley M. Tilghman       For      For      Management
2     Ratify Ernst & Young as Auditors.          For      For      Management
3     Approval of an amendment to Google's
      2004 Stock Plan to increase the number
      of authorized shares of Class A Common
      Stock issuable thereunder by 4,500,000.    For      For      Management
4     Approval of Google's Executive Bonus
      Plan.                                      For      For      Management
5     Stockholder proposal to request that
      management institute policies to help
      protect freedom of access to the
      internet.                                  For      For      Management
==============================================================================

COMPANY: MONSTER WORLDWIDE, INC.
TICKER: MNST
CUSIP: 611742107
MEETING DATE: 5/30/07
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Salvatore Iannuzzi        For      For      Management
1.2   Elect  Director  Robert J. Chrenc          For      For      Management
1.3   Elect  Director  George R. Eisele          For      For      Management
1.4   Elect  Director  John Gaulding             For      For      Management
1.5   Elect  Director  Michael Kaufman           For      For      Management
1.6   Elect  Director  Ronald J. Kramer          For      For      Management
1.7   Elect  Director  Philip R. Lochner, Jr.    For      For      Management
1.8   Elect  Director  David A. Stein            For      For      Management
2     Ratify BDO Seidman LLP as Auditors.        For      For      Management
==============================================================================

COMPANY: M-SYSTEMS LTD.
TICKER: FLSH
CUSIP: M7061C100
MEETING DATE: 11/8/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1     Approval of the agreement and Plan of
      Merger, dated as of July 30, 2006,
      among M-Systems Ltd., Sandisk Corp.
      and Project Desert Ltd. and approval
      of the merger of Project Desert into
      M-Systems under the provisions of the
      Isreali Companies Law, so that M-Systems
      will become a wholly owned subsidiary
      of Sandisk.                                For      For      Management
2     Approval of the payment to Mr. Gurion
      Meltzer, Chairman of the Board of
      Directors of M-Systems since September
      2006, of compensation in the amount of
      $10,000 per month, in consideration for
      his services as Chairman of the Board.     For      For      Management
3     Approval of the payment to Mr. Yossi
      Ben-Shalom, a member of the Board of
      Directors of M-Systems who has been
      providing consulting services to
      M-Systems since October 2005, of compen-
      sation in the amount of $12,500 per
      month.                                     For      For      Management
4     Approval of the grant to Mr. Yossi
      Ben-Shalom, as additional compensation
      for the consulting services provided by
      him to M-Systems, of options to purchase
      10,000 ordinary shares of M-Systems.       For      For      Management
5     Approval of the payment to Ms. Zehava
      Simon, a member of the Board of Directors
      of M-Systems of compensation in the amount
      of $30,000 for such services, all as more
      fully described in the Proxy Statement.    For      For      Management
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COMPANY: NETWORK APPLIANCE, INC.
TICKER: NTAP
CUSIP: 64120L104
MEETING DATE: 8/31/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Daniel J. Warmenhoven     For      For      Management
1.2   Elect  Director  Donald T. Valentine       For      For      Management
1.3   Elect  Director  Jeffry R. Allen           For      For      Management
1.4   Elect  Director  Carol A. Bartz            For      For      Management
1.5   Elect  Director  Alan L. Earhart           For      For      Management
1.6   Elect  Director  Edward Kozel              For      For      Management
1.7   Elect  Director  Mark Leslie               For      For      Management
1.8   Elect  Director  Nicholas G. Moore         For      For      Management
1.9   Elect  Director  George T. Shaheen         For      For      Management
1.10  Elect  Director  Robert T. Wall            For      For      Management
2     Approve the Company's amended 1999 Stock
      Incentive Plan, which includes a proposed
      increase of the maximum number of shares
      of common stock that may be issued
      thereunder by 10,900,000.                  For      For      Management
3     Approve the Company's amended 1999 plan
      to increase Director compensation under
      the Automatic Option Grant Program from
      an option to purchase 15,000 shares to
      an option to purchase 20,000 shares.       For      For      Management
4     Approve a 1,600,000 share increase in
      the maximum number of shares of common
      stock authorized for issuance under the
      Company's Employee Stock Purchase Plan.    For      For      Management
5     Ratify Deloitte & Touche LLP as Auditors.  For      For      Management
==============================================================================

COMPANY: RED HAT, INC.
TICKER: RHAT
CUSIP: 756577102
MEETING DATE: 8/17/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Dr. Steve Albrecht        For      For      Management
1.2   Elect  Director  Dr. Marye Anne Fox        For      For      Management
2     Ratify Pricewaterhousecoopers Auditors     For      For      Management
3     To approve the Company's 2006 Performance
      Compensation Plan.                         For      For      Management
4     To approve an amendment and restatement
      of the Company's 2004 Long-term Incentive
      Plan.                                      For      For      Management
==============================================================================

COMPANY: SALESFORCE.COM, INC.
TICKER: CRM
CUSIP: 79466L302
MEETING DATE: 7/6/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Craig Ramsey              For      For      Management
1.2   Elect  Director  Sanford R. Robertson      For      For      Management
2     Ratify Ernst & Young LLP as Auditors.      For      For      Management
==============================================================================

COMPANY: SANDISK CORP.
TICKER: SNDK
CUSIP: 80004C101
MEETING DATE: 5/24/07
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Dr. Eli Harari            For      For      Management
1.2   Elect  Director  Irwin Federman            For      For      Management
1.3   Elect  Director  Steven J. Gomo            For      For      Management
1.4   Elect  Director  Eddy W. Hartenstein       For      For      Management
1.5   Elect  Director  Catherine P. Lego         For      For      Management
1.6   Elect  Director  Michael E. Marks          For      For      Management
1.7   Elect  Director  Dr. James D. Meindl       For      For      Management
2     Ratify Ernst & Young as Auditors           For      For      Management
3     To consider a stockholder proposal
      regarding performance-vesting shares.      Against  Against  Shareholder
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COMPANY: SIRF TECHNOLOGY HOLDINGS, INC.
TICKER: SIRF
CUSIP: 82967H101
MEETING DATE: 5/3/07
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Diosdado P. Banatao       For      For      Management
1.2   Elect  Director  Michael L. Canning        For      For      Management
1.3   Elect  Director  Kanwar Chadha             For      For      Management
2     Ratify Ernst & Young as Auditors           For      For      Management
==============================================================================

COMPANY: YAHOO! INC.
TICKER: YHOO
CUSIP: 984332106
MEETING DATE: 6/12/07
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Terry S. Semel            For      For      Management
1.2   Elect  Director  Jerry Yang                For      For      Management
1.3   Elect  Director  Roy J. Bostock            For      For      Management
1.4   Elect  Director  Ronald W. Burkle          For      For      Management
1.5   Elect  Director  Eric Hippeau              For      For      Management
1.6   Elect  Director  Vyomesh Joshi             For      For      Management
1.7   Elect  Director  Arthur H. Kern            For      For      Management
1.8   Elect  Director  Robert A. Kotick          For      For      Management
1.9   Elect  Director  Edward R. Kozel           For      For      Management
1.10  Elect  Director  Gary L. Wilson            For      For      Management
2     Amendments to the Company's amended and
      restated 1995 Stock Plan.                  For      For      Management
3     Amendment to the Company's amended and
      restated 1996 Employee Stock Purchase
      Plan.                                      For      For      Management
4     Ratification of Appointment of Auditors.   For      For      Management
5     Stockholder proposal regarding pay-for-
      superior performance.                      Against  Against  Shareholder
6     Stockholder proposal regarding internet
      censorship.                                Against  Against  Shareholder
7     Stockholder proposal regarding Board
      Committee on human rights.                 Against  Against  Shareholder
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                                 SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

The Berkshire Funds
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/s/ Malcolm R. Fobes III
------------------------
Malcolm R. Fobes III
President

August 29, 2007
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